Shareholders' equity - Stock-based payments - Assumptions & Options (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stock-based payments
Capitalized to royalty, stream and working interest, net	$ 0.0	$ 0.1	$ 0.3	$ 0.2
Stock options
Stock-based payments
Expenses related to stock options	$ 1.4	$ 1.6	$ 2.6	$ 3.1